The Prudential Series Fund

655 Broad Street

Newark, New Jersey 07102

January 23, 2024

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: The Prudential Series Fund: Form N-1A Post-Effective Amendment No. 94 to the Registration Statement under the Securities Act of 1933; Amendment No. 97 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 002-80896

Investment Company Act No. 811-03623

Dear Sir or Madam:

On behalf of the PSF PGIM Jennison Blend Portfolio (the "Portfolio"), a series of The Prudential Series Fund (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), transmitted herewith for filing is Post-Effective Amendment No. 94 to the Registration Statement under the 1933 Act; Amendment No. 97 to the Registration Statement under the 1940 Act (the "Amendment").

This filing is being made pursuant to Rule 485(a)(1) under the 1933 Act in order to effect revised investment strategies of the Portfolio.

The Portfolio intends to file a subsequent post-effective amendment on or about March 22, 2023, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the "Staff") regarding the Amendment filed herewith. The Portfolio currently has an effective prospectus and SAI with certain other series of the Trust. At the subsequent 485(b) filing, the Trust expects to file similar "combined" prospectuses and SAIs with such other series.

Certain disclosure in the Portfolio's registration statement is substantially similar to previous registration statements filed on behalf of the Trust and other funds in the PGIM/Prudential Fund Complex, including the Advanced Series Trust. More specifically, the disclosures in the sections of the Portfolio's Prospectus entitled "About the Trust," "More Detailed Information about Other Investments & Strategies Used by the Portfolio," "How the Trust is Managed – Board of Trustees," "How to Buy and Sell Shares of the Portfolio," "Other Information," "Investor Information Services" and the sections of the Portfolio's statement of additional information ("SAI") entitled "Introduction," "Information about Board Members and Officers," "Other Service Providers," "Portfolio Transactions & Brokerage," "Additional Information," "Principal Shareholders," and all of Part II of the Portfolio's SAI is substantially similar to those sections in the Prospectus and SAI of the AST Bond Portfolio 2035, a series of Advanced Series Trust, which was filed on October 4, 2023, reviewed by the Staff and went effective on December 18, 2023. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments with respect to the Registration Statement may be communicated to Melissa Gonzalez at (973) 420-6867 or melissa.gonzalez@prudential.com.

Sincerely,

/s/Melissa Gonzalez Melissa Gonzalez Assistant Secretary